Intangible	12 Months Ended
Dec. 31, 2019
Intangible
Intangible

13. Intangible

				December
	December 31, 2019			31, 2018
		Accumulated
	Cost	amortization	Net value	Net value
Software (i)	95,280	(48,093)	47,187	31,513
Software development (ii)	22,729	—	22,729	15,633
Software developed (iii)	188,854	(149,865)	38,989	36,174
Software development – capitalized interest	20,569	(8,114)	12,455	4,058
Brands acquired	46,199	(5,037)	41,162	42,112
Technology- acquisitions	143,735	(104,264)	39,471	38,973
Client portfolio — acquisitions	158,268	(78,507)	79,761	73,722
Goodwill	727,558	—	727,558	607,446
Other	2	—	2	3
Total (*)	1,403,194	(393,880)	1,009,314	849,634

(*)   The amounts presented include R$ 9,841 (R$ 750 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.

(i)Software acquired for use by the company employees and for software development routines

(ii)Software under development that is not yet being marketed

(iii)Development of software under an innovation process that has already been marketed

The financial activity of intangible asset balances is described below:

	Cost
				Business
	Balance at		Addition -	combination	IAS 29		Balance at
	12/31/2018	Addition (*)	acquisition	(**)	(***)	Write-offs	12/31/2019
Software (i)	66,883	28,316	1,165	—	768	(1,852)	95,280
Software development (ii)	15,633	7,096	—	—	—	—	22,729
Software developed (iii)	157,837	31,017	—	—	—	—	188,854
Software development — capitalized interest	8,786	11,783	—	—	—	—	20,569
Brands acquired	46,188	—	11	—	—	—	46,199
Technology - acquisitions	129,377	—	—	14,358	—	—	143,735
Client portfolio — acquisitions	137,177	—	—	21,182	—	(91)	158,268
Goodwill	607,446	1,843	—	118,269	—	—	727,558
Other	3	—	—	—	—	(1)	2
Total	1,169,330	80,055	1,176	153,809	768	(1,944)	1,403,194

(i)Software acquired for use by the company employees and for software development routines

(ii)Software under development that is not yet being marketed

(iii) Development of software under an innovation process that has already been marketed

(*) In the statement of cash flow, only additions with cash disbursement are being considered as investment activities.

(**)Amounts related to goodwill, client portfolio and technology figures for acquisitions of Hiper and Millennium in the second quarter of 2019 and SetaDigital in the fourth quarter of 2019.

(***)Amounts related to update of IAS 29 (hyperinflation) in Napse Argentina.

	Accumulated amortization

	Annual rate of	Balance at		Addition -		Balance at
	amortization	12/31/2018	Addition	acquisition (*)	Write-offs	12/31/2019
Software (i)	10-20%	(35,370)	(14,030)	(450)	1,757	(48,093)
Software developed (ii)	33%	(121,663)	(28,202)	—	—	(149,865)
Software development – capitalized interest	33%	(4,728)	(3,386)	—	—	(8,114)
Brands acquired	10-20%	(4,076)	(961)	—	—	(5,037)
Technology - acquisitions	10-20%	(90,404)	(13,860)	—	—	(104,264)
Client portfolio - acquisitions	20-50%	(63,455)	(15,052)	—	—	(78,507)
Total		(319,696)	(75,491)	(450)	1,757	(393,880)

(i)Software acquired for use by the company employees and for software development routines

(ii) Development of software under an innovation process that has already been marketed

13.1. Goodwill impairment testing

The Company and its subsidiaries tested goodwill for impairment using the concept of value in use, under the discounted cash flow methodology.

All consolidated goodwill is recorded at the Linx Software segment, which is also considered the cash generating unit at which goodwill is evaluated for impairment. The process for determining the value in use involved the use of assumptions, judgments and estimates on cash flows, such as revenue growth rates, costs and expenses, investment estimates and future working capital and discount rates. Assumptions about cash flow growth projections were based on management’s estimates, market studies and macroeconomic projections. Future cash flows were discounted based on the weighted average cost of capital (WACC).

Following the techniques of economic valuation, the assessment of value in use was carried out for a period of 5 years and, thereafter, considering the perpetuity of the assumptions based on the ability of the company to continue as a going concern for the foreseeable future. Management deemed the use of the 5-year period appropriate, based on its past experience in preparing the projections of its cash flows. Such understanding is in accordance with paragraph 35 of IAS 36 - Impairment of Assets.

The growth rate used to extrapolate the projections beyond the 5-year period was 5.5% in 2019, and 2018, which refers to the perpetuity growth corresponding to the expected long-term inflation of Bacen (Central Bank of Brazil), plus of 1% real growth. The estimated future cash flows were discounted at the pre-tax discount rate of 13.69% in 2019 (13.85% in 2018), also at nominal values.

The annual inflation rate for the period analyzed in the projected flows was 3.52% in 2019 (4.43% in 2018).

Key assumptions were based on the historical performance of the Company and its subsidiaries, on reasonable macroeconomic assumptions, and on financial market projections documented and approved by Company management.

Based on the annual impairment test of the intangible assets of the Company and its subsidiaries, prepared with the projections made on the financial statements as of December 31, 2019 and 2018, growth perspectives and operating income (loss) for the years ended December 31, 2019 and 2018, no losses or indicative losses were identified, since the value in use is higher than the net book value at the valuation date.

Value in use calculation is mainly impacted by the following assumptions:

Growth of revenue: this is based on the observation of the historical behavior of each revenue line as well as trends based on market analysis. Revenue projections refer to non-recurring lines (implementation consultancy and royalties for the use of its licenses), and recurring lines (contractual - related to the collection of system maintenance fees, with an annual restatement forecast), where the Company and its subsidiaries considered an annual growth between 9% and 18% for the next 5 years.

The costs of the Company and its subsidiaries were projected considering the maintenance of the gross margin, which varies between 72% and 74%.

Capex volume: CAPEX investment needs were projected in line with historical indexes and sufficient to support the growth of operations.

Discount rates: represent the risk assessment in the current market. The calculation of the discount rate is based on specific circumstances of the Company, and derives from:

Weighted average cost of capital (WACC): which takes into account both debt and shareholders’ equity. The cost of shareholders’ equity derives from the expected return on investment by the Company’s investors. The cost of debt is based on the financing with interest income that the Company and its subsidiaries are required to honor.

Financial Asset Pricing Model: which takes into account the sensitivity of the asset to non-diversifiable risk (also known as systemic risk or market risk), represented by the variable known as beta index or beta coefficient (β), as well as the expected return on the market and the expected return on a risk-free asset.

13.2. Software development

The activity of the subsidiary Linx Sistemas e Consultoria Ltda. assumes the continuous development of new systems and applications aimed at increasing the range of options to the current clients and potential new clients, in view of the increasing market demand for computerized solutions for the businesses in general. In this context, several projects intended for client systems and applications are being developed. The amounts recorded in intangibles correspond to portion of the cost of the project development department, determined based on the number of hours of the respective employees. Each project is amortized as from the moment the asset is available for use for an average period of three years, which is management’s estimate of the expected period of financial return of the projects. The amortization of software developed for internal application was recorded in general and administrative expenses and amortization of software developed for customer use was recorded in cost of services.

In the year ended December 31, 2019, the amount of R$ 93,070 (R$ 73,527 on December 31, 2018) was recognized in income (loss) in the consolidated financial statements, and was related to research and maintenance of the developed software.